Share based payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted	12 Months Ended
Dec. 31, 2020 $ / shares shares
Unapproved Black-Scholes [Member]
Share based payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Exercise price	£nil
Expected volatility	46.00%
Dividend yield
Risk free interest rate	0.00%
Unapproved Black-Scholes [Member] | Minimum [Member]
Share based payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Share valuation (in Dollars per share) | $ / shares	$ 0.72
Fair value per share (in Shares) | shares	0.72
Unapproved Black-Scholes [Member] | Maximum [Member]
Share based payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Share valuation (in Dollars per share) | $ / shares	$ 4.47
Fair value per share (in Shares) | shares	4.47
EMI Black-Scholes [Member]
Share based payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Share valuation (in Dollars per share) | $ / shares	$ 0.10
Exercise price	£0.10
Expected volatility	66.00%
Dividend yield
Risk free interest rate	0.80%
Fair value per share (in Shares) | shares	0.17
Unapproved Black-Scholes One [Member]
Share based payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Share valuation (in Dollars per share) | $ / shares	$ 0.17
Exercise price	£nil
Expected volatility	62.00%
Dividend yield
Risk free interest rate	0.75%
Fair value per share (in Shares) | shares	0.17